Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Abstract]
Balance, December 31, 2023	$ 0
Pre-delivery yard installments and capitalized expenses	26,274
Capitalized interest and finance costs	1,252
Balance, December 31, 2024	$ 27,526